NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Nature Of Operations And Going Concern
Net loss	$ 12,968,288	$ 16,347,469
Retained earnings	$ 128,989,459		$ 116,021,171